Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
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Offsetting Information Regarding Financial Assets and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2025 and 2026 is as follows:

	Yen (millions)
As of March 31, 2025	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥133,077	¥—	¥133,077	¥(64,202)	¥68,875
Other financial liabilities
Derivatives	171,630	—	171,630	(64,202)	107,428

	Yen (millions)
As of March 31, 2026	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥246,785	¥—	¥246,785	¥(131,871)	¥114,914
Other financial liabilities
Derivatives	122,477	—	122,477	(67,019)	55,458